Condensed Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Current Assets:
Cash and cash equivalents	$ 334.9	$ 275.5	$ 0
Accounts receivable, less allowance for doubtful accounts	334.2	400.8	315.4
Inventories	444.7	403.1	435.3
Deferred income taxes	371.7	171.1	119.9
Prepaid expenses and other current assets	147.6	134.4	31.0
Total current assets	1,633.1	1,384.9	901.6
Property, plant and equipment, net	997.5	997.4	945.2
Goodwill	853.9	532.0	507.5
Intangible assets, net	1,715.0	422.1	365.6
Other assets	255.8	220.2	179.0
Total Assets	5,455.3	3,556.6	2,898.9
Current Liabilities:
Current maturities of long-term debt	11.2	1.5	1.3
Accounts payable	119.9	120.9	112.5
Accrued payroll and payroll-related costs	58.0	66.5	60.3
Accrued branded rebates	33.6	34.6	24.3
Accrued and other current liabilities	403.1	376.7	221.7
Total current liabilities	625.8	600.2	420.1
Long-term debt	2,204.7	918.3	8.9
Pension and postretirement benefits	104.0	108.0	189.6
Environmental liabilities	63.7	39.5	136.5
Deferred income taxes	794.8	310.1	73.7
Other income tax liabilities	148.1	153.1	19.4
Other liabilities	175.8	171.8	158.8
Total liabilities	4,116.9	2,301.0	1,007.0
Commitments and contingencies
Shareholders' Equity:
Preferred shares	0	0	0
Ordinary A shares	0	0
Ordinary shares	11.7	11.5	0
Ordinary shares held in treasury at cost	(1.8)	0	0
Additional paid-in capital	1,131.4	1,102.1	0
Retained earnings	90.7	33.5	0
Parent company investment		0	1,807.0
Accumulated other comprehensive income	106.4	108.5	84.9
Total Shareholders' Equity	1,338.4	1,255.6	1,891.9
Total Liabilities and Shareholders' Equity	$ 5,455.3	$ 3,556.6	$ 2,898.9